Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign borrowers		98.80%	96.50%
Total loans and acceptances	[1],[2]	$ 778,685	$ 767,513
U.S. dollar [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		119,788	137,804
Chile, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		10,885	39,425
Mexico, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		12,754	31,522
Other Foreign Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		$ 24,665	$ 54,549

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	Loans and acceptances denominated in U.S. dollars were $119,788 (2024 – $137,804), in Chilean pesos $10,885 (2024 – $39,425), Mexican pesos $12,754 (2024 – $31,522), and in other foreign currencies $24,665 (2024 – $54,549).